Consolidated statements of operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 391,481	$ 361,375	$ 337,366
Cost of revenue	70,566	61,846	65,948
Gross profit	320,915	299,529	271,418
Operating expenses:
Research and development	90,241	90,720	92,563
Sales and marketing	171,678	161,208	174,599
General and administrative	74,814	62,710	51,161
Impairment of intangible assets	0	0	27,629
Total operating expenses	336,733	314,638	345,952
Operating loss	(15,818)	(15,109)	(74,534)
Financial income (expenses), net	27,706	20,163	3,624
Income (loss) before taxes on income	11,888	5,054	(70,910)
Tax benefit (taxes on income)	6,358	(1,373)	(577)
Net income (loss)	$ 18,246	$ 3,681	$ (71,487)
Basic net income (loss) per share attributable to ordinary shareholders	$ 0.49	$ 0.1	$ (1.94)
Basic weighted average ordinary shares	36,984,757	38,066,203	36,856,140
Diluted net income (loss) per share attributable to ordinary shareholders	$ 0.48	$ 0.09	$ (1.94)
Diluted weighted average ordinary shares	37,840,154	39,151,047	36,856,140